Employee Benefits - Summary of Employee Benefits (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Classes of employee benefits expense [abstract]
Wages and salaries	€ 43,106	€ 20,438	€ 4,266
Share-based payments	32,625	2,455	2,785
Social Security	13,083	6,773	2,755
Total	€ 88,814	€ 29,666	€ 9,806